COMMITMENTS AND CONTINGENCIES - Asbestos-Related Liabilities (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 18, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingency Accrual [Roll Forward]
Asbestos-related liability payments				$ (174)	$ (271)	$ (286)
NARCO Buyout payment				(1,325)	0	0
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance receivables settlements and write-offs				(26)	(68)	0
Insurance recoveries for asbestos-related liabilities				170	224
Accrued liabilities				154	110
Asbestos-related liabilities				1,490	1,180
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, settlements		$ 19	$ 256	275	0
Total
Loss Contingency Accrual [Roll Forward]
Asbestos related liabilities, beginning of period			2,616	2,616	2,061	2,220
Accrual for update to estimated liability				48	(541)	95
Change in estimated cost of future claims				423	41	29
Update of expected resolution values for pending claims				56	1	3
Asbestos-related liability payments				(174)	(271)	(286)
NARCO Buyout payment				(1,325)	1,325	0
Asbestos related liabilities, end of period				1,644	2,616	2,061
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance recoveries, beginning of period			265	265	363	402
Probable insurance recoveries related to estimated liability				11	7	7
Insurance receipts for asbestos-related liabilities				(39)	(37)	(46)
Insurance receivables settlements and write-offs				(26)	(68)	0
Insurance recoveries, end of period				211	265	363
Other current assets				41	41
Insurance recoveries for asbestos-related liabilities				170	224
Total assets				211	265	363
Accrued liabilities				154	1,436
Asbestos-related liabilities				1,490	1,180
Total liabilities				1,644	2,616	2,061
Bendix
Loss Contingency Accrual [Roll Forward]
Asbestos related liabilities, beginning of period			1,291	1,291	1,372	1,441
Accrual for update to estimated liability				43	93	64
Change in estimated cost of future claims				423	41	29
Update of expected resolution values for pending claims				56	1	3
Asbestos-related liability payments				(169)	(216)	(165)
NARCO Buyout payment				0	0	0
Asbestos related liabilities, end of period				1,644	1,291	1,372
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance recoveries, beginning of period			130	130	142	148
Probable insurance recoveries related to estimated liability				11	5	7
Insurance receipts for asbestos-related liabilities				(18)	(17)	(13)
Insurance receivables settlements and write-offs				0	0	0
Insurance recoveries, end of period				123	130	142
Total assets				123	130	142
Total liabilities				1,644	1,291	1,372
Loss contingency accrual, period increase (decrease)				(522)
Bendix | Settlement Agreement
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Accrued liabilities				10
NARCO
Loss Contingency Accrual [Roll Forward]
Asbestos related liabilities, beginning of period			1,325	1,325	689	779
Accrual for update to estimated liability				5	(634)	31
Change in estimated cost of future claims				0	0	0
Update of expected resolution values for pending claims				0	0	0
Asbestos-related liability payments				(5)	(55)	(121)
NARCO Buyout payment				(1,325)	1,325	0
Asbestos related liabilities, end of period				0	1,325	689
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance recoveries, beginning of period			$ 135	135	221	254
Probable insurance recoveries related to estimated liability				0	2	0
Insurance receipts for asbestos-related liabilities				(21)	(20)	(33)
Insurance receivables settlements and write-offs				(26)	(68)	0
Insurance recoveries, end of period				88	135	221
Total assets				88	135	221
Total liabilities				0	1,325	$ 689
NARCO Buyout	$ 1,325
Loss contingency, annual cap					$ 30
Loss contingency accrual, period increase (decrease)				688
Loss contingency, buyout agreement, proceeds from sale				$ 295